Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

13	Leases

The Company assesses whether a contract is or contains a lease if the contract transfers the right to control the use of an asset identified for a certain period in exchange for consideration. The Company leases railcars, machinery and equipment, vessels, buildings, vehicles and IT equipment. Such leases are negotiated individually and are subject to specific terms and conditions.

As a lessee, the Company, to determine the enforceable term of the lease, considers all facts and circumstances that create an economic incentive for exercising the option to extend the lease.

(a)   Right-of-use assets

Leases are recognized as a right-of-use assets and a corresponding liability on the date on which the leased asset becomes available to the Company.

The right-of-use assets is measured at the cost composed of:

• The amount of the initial measurement of the lease liabilities;

• Any lease payment made up to the start of the lease, deducting any incentive received;

• Any initial direct cost; and

• Dismantling costs.

The right-of-use assets is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use assets reflects that the Company will exercise a purchase option. In that case the right-of-use assets will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property, plant and equipment.

Changes in right-of-use assets:

						Computer
		Machinery and		Building and		equipment
	Rail cars	equipments	Vessels	constructions	Vehicles	and goods	Total
Balance as of December 31, 2023	821	1,592	911	306	186	4	3,820
Additions	151	59	82	295	18		605
Depreciation	(181)	(456)	(298)	(99)	(68)	(9)	(1,111)
Write-off	(71)	(66)	(1)		(2)		(140)
Remeasurement (ii)	4	126	(12)	47	5	47	217
Foreign currency translation adjustment	140	7	127	53	1		328
Balance as of December 31, 2024	864	1,262	809	602	140	42	3,719
Additions	129	30	1,297	23	96		1,575
Depreciation	(189)	(245)	(279)	(104)	(59)	(6)	(882)
Write-off	(7)	(52)	(234)	(11)	(51)	(1)	(356)
Impairment Braskem Idesa (i)	(19)	(1)	(81)				(101)
Remeasurement (ii)		74	5	10	12		101
Foreign currency translation adjustment	(62)	(2)	(70)	(38)			(172)
Balance as of December 31, 2025	716	1,066	1,447	482	138	35	3,884

(i)	Impairment loss, as disclosed in Note 12(b).
(ii)	Remeasurement of balances due to changes in contract payment flows.

The Company has elected not to recognize the right-of-use assets and lease liability for the following lease contracts or installments:

(i)	Leases contracts of low-value assets;
(ii)	Short-term leases; and
(iii)	Variable payment installments not included in the measurement of lease liability.
(b)	Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

• Fixed payments discounting any incentive received;

• Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;

• Expected payables to the lessor referring to the residual value guarantees;

• Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and

• Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

Some leases contain extension options that can be exercised by the Company. The extension options held are exercised only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain a similar asset in a similar economic environment and under similar conditions. The weighted average incremental rate applied in 2025 was 7.46% p.a. (2024: 6.22% p.a.). The lease liability is measured at amortized cost.

Changes in lease liabilities:

		2025	2024

Balance at the beginning of the year		4,306	3,933

New contracts	(i)	1,575	605
Write-off		(402)	(170)
Remeasurement	(ii)	101	217
Leaseback		(33)
Interests and monetary and exchange variations, net		(12)	625
Currency translation adjustments		(206)	361
Payments		(873)	(1,004)
Interest paid		(305)	(261)
Balance at the end of the year	(iii)	4,151	4,306

Current liability		902	1,000
Non-current liability		3,249	3,306
Total		4,151	4,306

(i)	Refers mainly to the additions of the new vessels, Brilliant Future and Brave Future, which entered service in January and July 2025, respectively.
(ii)	Remeasurement of balances due to changes in contract payment flows.
(iii)	On December 31, 2025, the lease liability from Braskem Idesa is equal to R$ 162 (December 31, 2024: R$ 58).

The table below presents the minimum annual commitments related to undiscounted lease agreements, by maturity.

	2025	2024
2025	-	1,160
2026	1,103	996
2027	897	762
2028	697	543
2029	493	355
2030	403	280
2031+	2,001	1,279
	5,594	5,375

Interest discounted to present value	(1,443)	(1,069)
Balance as of December 31	4,151	4,306

(c)	Non-cash transactions

In 2025, net non-cash transactions of additions, disposals and remeasurements of leases were R$ 1,140 (R$ 356 in 2024).

(d)	Uninitiated lease agreements

The Company has committed to lease agreements not yet effective as of December 31, 2025. The present value of the commitments corresponds to R$ 1,021, composed of agreements for the construction of four vessels for raw material and finished product transportation, with expected completion date between the second quarter of 2026 and the first quarter of 2027.

The cash flows related to the contracts are shown below:

	Discounted	Undiscounted
	Dec/25	Dec/25

2026	21	22
2027	103	115
2028	123	146
2029	111	141
2030	101	136
2031+	562	1,063

Total	1,021	1,623